THE ADVISORS' INNER CIRCLE FUND

                      UNITED ASSOCIATION S&P 500 INDEX FUND

                   SUPPLEMENT DATED SEPTEMBER 25, 2009 TO THE
           PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                               DATED MARCH 1, 2009

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

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On or about September 30, 2009, Allegiant Asset Management Company
("Allegiant"), the investment adviser to United Association S&P 500 Index Fund (the "Fund"), and PNC Capital Advisors, Inc., (Allegiant, together with PNC Capital Advisors, Inc., the "Advisers"), is scheduled to merge and form a new entity named PNC Capital Advisors, LLC ("PCA").

In anticipation of the merger, at a special meeting of the Board of Trustees of the Fund (the "Board") held on September 16, 2009, the Board approved an interim investment advisory agreement between the Fund and PCA (the "Interim Agreement"). The terms of the Interim Agreement, including the advisory fee payable by the Fund, are identical to the terms of the current investment advisory agreement between the Fund and Allegiant (the "Current Agreement"), except for the identity of the parties, the Agreements' duration, and the manner in which the Advisers are compensated. Allegiant does not expect the merger to affect the nature or quality of the services provided for the Fund. The Interim Agreement will take effect upon the consummation of the merger of the Advisers and will remain in effect for no longer than 150 days. It is contemplated that a new investment advisory agreement (the "New Agreement") will be submitted to the Fund's shareholders for approval in the fourth quarter of 2009. Further information regarding the merger and the New Agreement will be provided in the future.

Please contact the Fund at 1-888-766-8043 for more information.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


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